Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2012
Quarterly Financial Information (Unaudited)
Schedule of quarterly consolidated statements

The following table presents the Company’s quarterly consolidated statements of operations for fiscal 2012 and 2011 (in millions, except per share data):

	June 30,	March 31,	December 31,	October 1,	July 2,	April 2,	January 1,	October 2,
	2012	2012	2011	2011	2011	2011	2011	2010
Net revenue	$434.0	$403.3	$409.3	$415.8	$465.3	$448.5	$468.1	$400.0
Cost of sales	237.6	221.4	219.4	219.9	248.1	235.6	241.6	214.0
Amortization of acquired technologies	14.8	14.1	15.4	14.3	14.4	14.3	14.1	14.1
Gross profit	181.6	167.8	174.5	181.6	202.8	198.6	212.4	171.9
Operating expenses:
Research and development	63.8	62.0	58.9	59.3	62.3	60.2	59.6	55.9
Selling, general and administrative	106.6	104.3	105.1	109.8	108.6	109.7	108.5	106.2
Amortization of other intangibles	5.5	5.7	5.4	5.1	5.9	6.4	6.5	7.1
Loss (gain) on disposal and impairment of long- lived assets	0.3	0.2	0.2	0.5	1.3	0.2	—	—
Restructuring and related charges	4.9	2.0	4.0	1.5	4.4	7.6	2.5	0.3
Total operating expenses	181.1	174.2	173.6	176.2	182.5	184.1	177.1	169.5
Income (loss) from operations	0.5	(6.4)	0.9	5.4	20.3	14.5	35.3	2.4
Interest and other income (expense), net (3)	10.3	0.1	0.9	(0.1)	0.4	—	1.5	0.3
Interest expense	(7.2)	(6.9)	(6.6)	(6.6)	(6.5)	(6.2)	(6.4)	(6.3)
Gain on sale of investments	0.3	0.1	0.1	1.1	—	0.1	0.1	3.2
Income (loss) before income taxes, net	3.9	(13.1)	(4.7)	(0.2)	14.2	8.4	30.5	(0.4)
Income tax expense (benefit) (2)	2.5	3.1	3.0	3.4	3.0	(32.1)	5.2	(2.1)
Gain (loss) from continuing operations, net of tax	1.4	(16.2)	(7.7)	(3.6)	11.2	40.5	25.3	1.7
Loss from discontinued operations, net of tax (4)	(23.6)	(1.2)	(2.5)	(2.2)	(1.9)	(1.9)	(1.7)	(1.6)
Net (loss) income	$(22.2)	$(17.4)	$(10.2)	$(5.8)	$9.3	$38.6	$23.6	$0.1
Basic net (loss) income per share from:
Continuing operations	$0.01	$(0.07)	$(0.03)	$(0.02)	$0.05	$0.18	$0.12	$0.01
Discontinued operations	(0.11)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Net (loss) income (1)	$(0.10)	$(0.08)	$(0.04)	$(0.03)	$0.04	$0.17	$0.11	$—
Diluted net (loss) income per share from:
Continuing operations	$0.01	$(0.07)	$(0.03)	$(0.02)	$0.05	$0.17	$0.11	$0.01
Discontinued operations	(0.11)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Net (loss) income (1)	$(0.10)	$(0.08)	$(0.04)	$(0.03)	$0.04	$0.16	$0.10	$—
Shares used in per share calculation:
Basic	231.7	230.6	229.4	228.4	227.2	225.6	222.9	221.8
Diluted	231.7	230.6	229.4	228.4	235.7	235.4	229.1	227.5

(1)          Net (loss) income per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly basic and diluted net (loss) income per share amounts do not equal the annual basic and diluted net (loss) income per share amount for fiscal 2012 or fiscal 2011, respectively.

(2)          For the quarter ended April 2, 2011, the Company determined that it is more likely than not that a portion of the deferred tax assets of a non-US jurisdiction will be realized after considering all positive and negative evidence. Accordingly, a deferred tax valuation allowance release of $34.9 million was recorded as an income tax benefit during the quarter.

(3)         For the quarter ended June 30, 2012, the Company received $10.5 million, net of deductibles, from the insurance company against the claim filed for business interruption and miscellaneous property losses arising due to flooding at one of the Company’s manufacturing partner, of which $9.4 million was recorded as other income in Interest and other income (expense), net.

(4)          For the quarter ended June 30, 2012, the Company recorded an impairment of long-lived assets of $21.5 million related to its Hologram Business which has been presented as Loss from discontinued operations, net of tax in accordance with the authoritative guidance. See “Note 10. Loss (Gain) on Disposal and Impairment of Long-Lived Assets” for more detail.